N-4	Apr. 30, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account VA BNY
Entity Central Index Key	0000929519
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2025
Amendment Flag	false
TA I Share II NY | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA I Share II NY | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA I Share II NY | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Fees and Costs of Benefit [Text Block]	VALUATION FREQUENCYAnnuallyMINIMUM BENEFIT AGE59This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	0%	80%	0%	100%
Flexible Investment Options	0%	80%	0%	100%
*The stable account is excluded from rebalancingSINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.35%	5.35%	6.60%
65-69	5.60%	6.60%	7.85%
70-74	6.00%	7.10%	8.75%
75-79	6.50%	7.70%	9.45%
80-84	7.10%	8.40%	10.35%
85-89	8.00%	9.25%	11.40%
90-94	9.00%	10.40%	12.80%
95+	10.30%	11.90%	14.60%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.85%	4.85%	6.10%
65-69	5.10%	6.10%	7.00%
70-74	5.50%	6.60%	8.05%
75-79	6.00%	7.20%	9.00%
80-84	6.60%	7.90%	9.85%
85-89	7.50%	8.75%	10.90%
90-94	8.50%	9.90%	12.30%
95+	9.80%	11.40%	14.10%
**The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
TA B Share NY | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA B Share NY | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA B Share NY | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Fees and Costs of Benefit [Text Block]	VALUATION FREQUENCYAnnuallyMINIMUM BENEFIT AGE59This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	0%	80%	0%	100%
Flexible Investment Options	0%	80%	0%	100%
*The stable account is excluded from rebalancingSINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.35%	5.35%	6.60%
65-69	5.60%	6.60%	7.85%
70-74	6.00%	7.10%	8.75%
75-79	6.50%	7.70%	9.45%
80-84	7.10%	8.40%	10.35%
85-89	8.00%	9.25%	11.40%
90-94	9.00%	10.40%	12.80%
95+	10.30%	11.90%	14.60%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.85%	4.85%	6.10%
65-69	5.10%	6.10%	7.00%
70-74	5.50%	6.60%	8.05%
75-79	6.00%	7.20%	9.00%
80-84	6.60%	7.90%	9.85%
85-89	7.50%	8.75%	10.90%
90-94	8.50%	9.90%	12.30%
95+	9.80%	11.40%	14.10%
**The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
TA Axiom III NY | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA Axiom III NY | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA Axiom III NY | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Fees and Costs of Benefit [Text Block]	VALUATION FREQUENCYAnnuallyMINIMUM BENEFIT AGE59This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	0%	80%	0%	100%
Flexible Investment Options	0%	80%	0%	100%
*The stable account is excluded from rebalancingSINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.35%	5.35%	6.60%
65-69	5.60%	6.60%	7.85%
70-74	6.00%	7.10%	8.75%
75-79	6.50%	7.70%	9.45%
80-84	7.10%	8.40%	10.35%
85-89	8.00%	9.25%	11.40%
90-94	9.00%	10.40%	12.80%
95+	10.30%	11.90%	14.60%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.85%	4.85%	6.10%
65-69	5.10%	6.10%	7.00%
70-74	5.50%	6.60%	8.05%
75-79	6.00%	7.20%	9.00%
80-84	6.60%	7.90%	9.85%
85-89	7.50%	8.75%	10.90%
90-94	8.50%	9.90%	12.30%
95+	9.80%	11.40%	14.10%
**The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
TA Principium IV NY | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA Principium IV NY | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA Principium IV NY | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Fees and Costs of Benefit [Text Block]	VALUATION FREQUENCYAnnuallyMINIMUM BENEFIT AGE59This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	20%	20%	N/A	N/A
Select Investment Options	0%	80%	0%	100%
Flexible Investment Options	0%	80%	0%	100%
*The stable account is excluded from rebalancingSINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.35%	5.35%	6.60%
65-69	5.60%	6.60%	7.85%
70-74	6.00%	7.10%	8.75%
75-79	6.50%	7.70%	9.45%
80-84	7.10%	8.40%	10.35%
85-89	8.00%	9.25%	11.40%
90-94	9.00%	10.40%	12.80%
95+	10.30%	11.90%	14.60%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	3.85%	4.85%	6.10%
65-69	5.10%	6.10%	7.00%
70-74	5.50%	6.60%	8.05%
75-79	6.00%	7.20%	9.00%
80-84	6.60%	7.90%	9.85%
85-89	7.50%	8.75%	10.90%
90-94	8.50%	9.90%	12.30%
95+	9.80%	11.40%	14.10%
**The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.